Segment information	12 Months Ended
Jun. 30, 2012
Segment Information [Abstract]
Segment Reporting Disclosure [Text Block]
23.	Segment information

Operating segments are defined as components of an enterprise that engage in business activities for which separate information is available and evaluated by the chief operating decision maker.

The Group operates and manages its business in three operating segments, Little New Star, Wentai and Yuanbo. Little New Star segment mainly provides English language training services to children through its directly-owned training centers and franchised training centers based in Changsha. Wentai segment mainly focusing on providing early childhood, primary and secondary education services in the PRC. Yuanbo segment mainly focusing on providing early childhood education service in the PRC.

The Group's chief operating decision maker ("CODM") has been identified as Chief Executive Officer and the senior management, including the President, Vice Presidents and Chief Finance Officer, who reviews operating result of respective operating segments separately to allocate resources and assess performance of the Group.

	Little New Star			Wentai			Yuanbo			Corporate			Consolidated
	For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net revenue - external	39,897,671	41,590,668	48,027,719	-	51,884,191	80,684,016	-	-	34,310,586	-	-	-	39,897,671	93,474,859	163,022,321
Cost of revenue	(18,493,517)	(16,866,904)	(19,139,829)	-	(26,458,614)	(45,158,120)	-	-	(22,079,439)	-	-	-	(18,493,517)	(43,325,518)	(86,377,388)

Gross profits	21,404,154	24,723,764	28,887,890	-	25,425,577	35,525,896	-	-	12,231,147	-	-	-	21,404,154	50,149,341	76,644,933
Other operating expenses	(12,549,389)	(15,049,188)	(20,578,190)	-	(15,073,206)	(25,673,256)	-	-	(7,700,376)	(37,473,806)	(46,598,026)	(83,979,544)	(50,023,195)	(76,720,420)	(137,931,366)
Non-operating expenses	34,289	(5,862,932)	466,067	-	2,553,039	5,478,323	-	-	2,847,473	17,885,982	10,622,899	15,246,374	17,920,271	7,313,006	24,038,237
Income tax expenses	(164,400)	(1,519,494)	(1,933,520)	-	(4,699,964)	(4,744,925)	-	-	(2,225,145)	-	-	(1,526,812)	(164,400)	(6,219,458)	(10,430,402)

Net income (loss) from continuing operations	8,724,654	2,292,150	6,842,247	-	8,205,446	10,586,038	-	-	5,153,099	(19,587,824)	(35,975,127)	(70,259,982)	(10,863,170)	(25,477,531)	(47,678,598)

Acquisition of property, plant and equipment	(2,106,918)	(4,813,177)	(3,308,698)	-	(7,814,626)	(13,235,170)	-	-	(7,440,136)	(11,574,791)	(10,463,955)	(3,155,739)	(13,681,709)	(23,091,758)	(27,139,743)
Acquisition of intangible assets	(2,700,000)	-	-	-	-	-	-	-	-	(1,425,773)	(1,545,725)	-	(4,125,773)	(1,545,725)	-
Acquisition of available-for-sale investment	-	-	-	-	-	-	-	-	-	(20,480,700)	-	-	(20,480,700)	-	-
Amortization of intangible assets	1,369,709	1,500,292	1,480,000	-	1,980,764	2,160,835	-	-	1,063,012	2,513,727	1,578,490	-	3,883,436	5,059,546	4,703,847
Depreciation of property, plant and equipment	1,218,480	1,599,769	2,360,147	-	4,415,819	8,733,918	-	-	3,462,667	6,728,078	8,260,826	8,665,658	7,946,558	14,276,414	23,222,390
Allowance for doubtful debts	-	-	53,000	-	-	-	-	-	-	-	-	530,753	-	-	583,753
Loss on disposal of property, plant and equipment	-	-	55,956	-	-	-	-	-	-	-	-	4,439	-	-	60,395
Impairment loss on intangible assets	-	-	3,000,000	-	-	-	-	-	-	-	942,678	-	-	942,678	3,000,000

Segment assets	80,584,593	88,820,441	74,168,991	-	178,855,208	180,687,091	-	-	121,087,317	731,268,850	619,836,322	501,044,319	811,853,443	887,511,971	876,987,718

Segment liabilities	19,872,084	22,871,555	22,997,214	-	31,421,494	41,214,161	-	-	10,831,078	39,345,869	19,076,371	17,242,672	59,217,953	73,369,420	92,285,125

There were no inter-segment sales for the years ended June 30, 2010, 2011 and 2012.

Geographical disclosures: the Group mainly operates in the PRC and in 2010, 2011 and 2012, no single country other than the mainland China accounted for 10% or more of the Company's consolidated net revenue. In addition, all the identifiable assets of the Company are located in the PRC.

Major customers: there are no single customers who contributed for 10% or more of the Group's net revenue for the years ended June 30, 2010, 2011 and 2012.

Product groups: Included in the discontinued operations, the Group previously sold specialty handheld electronic learning devices, which included digital learning devices and e-dictionaries, that were similar in nature, had similar production process, had similar type of customers and utilized the same distribution method, as discrete financial information was not available for the Group's operations of prepaid cards and software; they are considered to be service lines instead of segment.

Apart from electronic learning devices, the Group also provides education services, which include supplement English Training, kindergartens and primary and secondary schools. As discrete financial information was not available for the Group's operations of these products groups, they are considered to be services lines instead of segment.

Revenue from these product groups or services lines are as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Discontinued operations
Electronic learning devices	640,390,206	204,712,282	-	-
Software	-	6,820,572	-	-

	640,390,206	211,532,854	-	-

Continuing operations
Supplemental English Training	36,068,515	33,134,682	35,922,056	5,654,345
Kindergartens	3,829,156	25,957,961	82,139,664	12,929,272
Primary and Secondary Schools	-	34,382,216	44,960,601	7,077,066

	39,897,671	93,474,859	163,022,321	25,660,683

	680,287,877	305,007,713	163,022,321	25,660,683